Employee benefits - Information Popular Inc. shares of common stock held by the plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Plan Assets at Fair Value, Valuation Techniques and Inputs [Abstract]
Shares of Popular, Inc. common stock	156,444	152,804
Fair value of shares of Popular, Inc. common stock	$ 9,191	$ 7,215
Dividends paid on shares of Popular, Inc. common stock held by the plan	$ 177	$ 151